Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net (loss) income	$ (386,721)	$ (166,635)	$ 209,777
Non-cash items:
Depreciation and amortization	428,608	440,705	437,176
Amortization of in-process revenue contracts (note 6)	(46,436)	(48,254)	(75,977)
Gain on sale of marketable securities	(2,906)	(1,805)
Gain on sale of vessels and equipment	(4,861)	(2,012)	(27,683)
Write-down of intangibles and other		31,730	16,105
Write-down for impairment of goodwill	36,652
Write-down of equity accounted investments (note 18b)	19,411
Write-down of vessels and equipment	155,920	19,432	24,221
Bargain purchase gain	(58,235)
Loss on repurchase of notes		12,645	566
Equity loss (income), net of dividends received	31,376	11,257	(49,299)
Income tax expense (recovery)	4,290	(6,340)	22,889
Employee stock option compensation	16,262	15,264	11,255
Unrealized foreign exchange (gain) loss	(11,614)	(21,427)	16,605
Unrealized loss (gain) on derivative instruments	70,822	140,187	(293,174)
Other	(5,408)	(929)	5,140
Change in operating assets and liabilities (note 17a)	(84,347)	45,415	148,655
Expenditures for dry docking	(55,620)	(57,483)	(78,005)
Net operating cash flow	107,193	411,750	368,251
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt (note 8)	2,114,879	1,769,742	1,194,037
Debt issuance costs	(10,634)	(14,471)	(11,745)
Scheduled repayments of long-term debt	(449,640)	(210,025)	(156,315)
Prepayments of long-term debt	(881,207)	(1,536,587)	(1,583,852)
Repayments of capital lease obligations	(89,145)	(38,958)	(37,248)
Proceeds from loans to equity accounted investees		1,182	649
Repayment of loans from equity accounted investees	(59)	(1,235)	(24,140)
Decrease in restricted cash (note 10)	73,105	30,291	38,953
Net proceeds from issuance of Teekay LNG Partners L.P. units (note 5)	334,101	50,000	158,996
Net proceeds from issuance of Teekay Offshore Partners L.P. units (note 5)	189,722	392,944	102,009
Net proceeds from issuance of Teekay Tankers Ltd. shares (note 5)	107,234	202,698	65,556
Issuance of Common Stock upon exercise of stock options	5,906	5,735	2,007
Repurchase of Common Stock	(122,195)	(40,111)
Distribution paid from subsidiaries to non-controlling interests	(201,942)	(159,808)	(109,942)
Cash dividends paid	(93,480)	(92,695)	(91,747)
Net financing cash flow	976,645	358,702	(452,782)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(755,045)	(343,091)	(495,214)
Proceeds from sale of vessels and equipment	33,424	70,958	219,834
Proceeds from sale of marketable securities	8,774	565
Acquisition, net of cash acquired of $50,230 (note 3)	(322,500)
Investment in term loans (note 4)	(70,000)	(115,575)
Investment in equity accounted investees (note 23)	(38,496)	(45,480)	(7,426)
Advances to equity accounted investees	(55,156)	(5,447)	(1,369)
Investment in direct financing lease assets		(886)	(25,526)
Direct financing lease payments received	27,608	25,782	1,084
Other investing activities	(68)	(40)	1,493
Net investing cash flow	(1,171,459)	(413,214)	(307,124)
(Decrease) increase in cash and cash equivalents	(87,621)	357,238	(391,655)
Cash and cash equivalents, beginning of the year	779,748	422,510	814,165
Cash and cash equivalents, end of the year	$ 692,127	$ 779,748	$ 422,510